Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Taxation In the Statements of Operations

Taxation in the statements of operations represents:

	Years ended December 31,
	2022	2023	2024
	US$	US$	US$
Hong Kong profits tax provision for the year:
Current	—	128,014	—
Deferred	157,308	103,016	(53,200)
Total income tax expense (credit)	157,308	231,030	(53,200)

Schedule of Effective Income Tax Rate

A reconciliation of the provision for income taxes determined at the Hong Kong statutory income tax rate to the Company’s effective income tax rate is as follows:

	Years ended December 31,
	2022		2023		2024
	US$	%	US$	%	US$	%
Net income (loss) before income tax	937,956	—	1,168,639	—	(484,744)	—
Tax at Hong Kong statutory tax rate of 16.5%	154,763	16.5%	192,825	16.5%	(79,983)	(16.5)%
Reconciling items:
Tax effect of temporary difference	4,786	0.5%	—	—	—	—
Tax effect of non-taxable income	(2,333)	(0.2)%	(1,254)	(0.1)%	(3,121)	(0.6)%
Tax effect of non-deductible expenses	92	0.0%	490	0.0%	29,904	6.2%
Tax concession (Note 1)	—	—	(21,842)	(1.8)%	—	—
Tax holiday (Note 2)	—	—	60,811	5.2%	—	—
Income tax expense (credit)	157,308	16.8%	231,030	19.8%	(53,200)	(10.9)%
Note 1:	Tax concession represented election by the Company for profits tax rate at 8.25% on the first HK$2,000,000 under the two-tiered profits tax regime as above mentioned.
Note 2:	Tax holiday represented the audit fee expenses in relation to IPO incurred by the Company which is incorporated in Cayman Islands which is not subject to profits tax.

Note 3:	There is no other unsettled tax position.

Schedule of Deferred Tax Liabilities and Assets

The following table sets forth the significant components of the deferred tax liabilities and assets of the Company:

	As of December 31,
	2023	2024
	US$	US$
Deferred tax liabilities:
Accelerated depreciation and amortization
Opening balances	195,347	244,417
Addition	48,967	446,769
Exchange realignment	103	3,228
Ending balances	244,417	694,414

Deferred tax assets:
Net operating loss
Opening balances	54,161	—
Addition	—	499,969
Utilized during the year	(54,049)	—
Exchange realignment	(112)	2,117
Ending balances	—	502,086
Less: valuation allowance	—	—
Deferred tax liabilities, net	—	192,328